Business Combinations and Disposals - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands					3 Months Ended	12 Months Ended
	Dec. 31, 2020	Jul. 30, 2020	Jul. 23, 2020	May 29, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2018
Business Acquisition [Line Items]
Goodwill	$ 28,289				$ 50,120	$ 28,289	$ 18,274		$ 21,305
Acquisition related costs		$ 3,800
Serviz.com, Inc. ("Serviz") Acquisition | Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations
Business Acquisition [Line Items]
Ownership percentage amount				$ 5,000
Fair Value				2,724
Net Assets				$ 1,282
Gain on divestiture of businesses						1,442
Total Acquisition
Business Acquisition [Line Items]
Aggregate consideration paid					27,075	17,623
Goodwill	$ 10,176				21,831	$ 10,176
July 23, 2020 Acquisition
Business Acquisition [Line Items]
Goodwill to be deductible for income tax purposes			$ 1,576
Aggregate consideration paid			3,790
Goodwill			$ 1,576
December 31, 2020 Acquisition
Business Acquisition [Line Items]
Number of shares issued as a part of consideration	300,000
Share price	$ 20.00					$ 20.00
Number of additional shares issued	123,000
Aggregate consideration paid	$ 12,463
Goodwill	7,242					$ 7,242
Other Acquisitions
Business Acquisition [Line Items]
Goodwill to be deductible for income tax purposes								$ 222
Aggregate consideration paid					5,496	1,370
Goodwill	$ 1,358				3,569	$ 1,358
2019 Acquisition
Business Acquisition [Line Items]
Shares received on divestiture of business	23,488					23,488
Aggregate consideration paid							479
Definite-lived intangible assets							340
Net liabilities							830
Goodwill							969
2019 Acquisition | Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations
Business Acquisition [Line Items]
Gain on divestiture of businesses							4,508
General and administrative
Business Acquisition [Line Items]
Acquisition related costs					401	$ 247	123
General and administrative | Other Acquisitions
Business Acquisition [Line Items]
Acquisition related costs					$ 126
General and administrative | 2019 Acquisition
Business Acquisition [Line Items]
Acquisition related costs							$ 123